FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 93.1% (a)
COMMON STOCKS - 84.6% (a)
COMMERCIAL SERVICES SECTOR - 10.4%
	Advertising/Marketing Services - 2.7%
14,200,000	WPP PLC (Jersey) (b)	$199,827,466
	Miscellaneous Commercial Services - 4.9%
3,600,000	Bureau Veritas S.A. (France) (b)	94,111,374
2,700,000	DKSH Holding AG (Switzerland) (b)	146,802,041
1,360,000	Secom Co. Ltd. (Japan) (b)	121,370,130
		362,283,545
	Personnel Services - 2.8%
3,350,000	Adecco Group AG (Switzerland) (b)	211,794,518
COMMUNICATIONS SECTOR - 2.0%
	Wireless Telecommunications - 2.0%
3,042,000	Millicom International Cellular S.A. (Luxembourg)	146,715,660
CONSUMER DURABLES SECTOR - 6.9%
	Electronics/Appliances - 5.1%
6,570,000	Electrolux AB - Series B (Sweden) (b)	161,512,572
3,200,000	Sony Corp. (Japan) (b)	217,272,691
		378,785,263
	Motor Vehicles - 1.8%
11,580,000	Isuzu Motors Ltd. (Japan) (b)	136,884,527
CONSUMER NON-DURABLES SECTOR - 7.6%
	Food: Major Diversified - 2.3%
1,550,000	Nestlé S.A. (Switzerland) (b)	167,811,171
	Household/Personal Care - 5.3%
2,320,000	Henkel AG & Co. KGaA (Germany) (b)	218,063,660
3,165,000	Unilever PLC (Britain) (b)	181,174,206
		399,237,866
CONSUMER SERVICES SECTOR - 12.6%
	Broadcasting - 1.6%
10,200,000	Grupo Televisa S.A.B. - SP-ADR (Mexico)	119,646,000
	Cable/Satellite TV - 1.3%
4,700,000	Shaw Communications Inc. (Canada)	95,371,761
	Movies/Entertainment - 2.0%
5,100,000	Vivendi S.A. (France) (b)	147,684,118
	Other Consumer Services - 2.2%
80,000	Booking Holdings Inc. (United States)*	164,298,400
	Restaurants - 5.5%
5,670,000	Compass Group PLC (Britain) (b)	142,101,200
4,223,000	Whitbread PLC (Britain) (b)	271,028,201
		413,129,401
DISTRIBUTION SERVICES SECTOR - 6.0%
	Wholesale Distributors - 6.0%
4,950,000	Ferguson PLC (Jersey) (b)	450,486,967
ELECTRONIC TECHNOLOGY SECTOR - 5.8%
	Aerospace & Defense - 2.5%
1,210,000	Safran S.A. (France) (b)	186,896,664
	Electronic Components - 2.2%
1,700,000	TE Connectivity Ltd. (Switzerland)	162,928,000
	Electronic Production Equipment - 1.1%
1,650,000	Koninklijke Philips NV (Netherlands) (b)	80,658,483
FINANCE SECTOR - 6.2%
	Property/Casualty Insurance - 6.2%
1,525,000	Chubb Ltd. (Switzerland)	237,381,500
477,000	Fairfax Financial Holdings Ltd. (Canada)	223,977,498
		461,358,998

HEALTH TECHNOLOGY SECTOR - 2.7%
	Medical Specialties - 2.7%
8,350,000	Smith & Nephew PLC (Britain) (b)	201,242,466
INDUSTRIAL SERVICES SECTOR - 3.0%
	Oilfield Services/Equipment - 3.0%
5,600,000	Schlumberger Ltd. (Curacao)	225,120,000
PROCESS INDUSTRIES SECTOR - 1.3%
	Chemicals: Agricultural - 1.3%
2,050,000	Nutrien Ltd. (Canada)	98,215,500
PRODUCER MANUFACTURING SECTOR - 7.7%
	Industrial Conglomerates - 6.2%
5,800,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	177,874,992
12,825,000	Smiths Group PLC (Britain) (b)	286,450,250
		464,325,242
	Trucks/Construction/Farm Machinery - 1.5%
10,000,000	CNH Industrial NV (Netherlands) (b)	109,799,473
RETAIL TRADE SECTOR - 6.2%
	Department Stores - 3.8%
52,700,000	B&M European Value Retail S.A. (Luxembourg) (b) +	285,963,014
	Specialty Stores - 2.4%
18,900,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	180,220,718
TECHNOLOGY SERVICES SECTOR - 2.6%
	Information Technology Services - 2.6%
935,000	Accenture PLC (Ireland)	196,882,950

TRANSPORTATION SECTOR - 3.6%
	Air Freight/Couriers - 1.4%
1,365,000	Expeditors International of Washington Inc. (United States)	106,497,300
	Other Transportation - 2.2%
37,413,000	Bolloré (France) (b)	163,492,250
	Total common stocks (cost $5,626,783,534)	6,317,557,721

PREFERRED STOCKS - 8.5% (a)
CONSUMER DURABLES SECTOR - 1.3%
	Motor Vehicles - 1.3%
1,395,000	Hyundai Motor Co. (South Korea) (b)	95,699,471
CONSUMER NON-DURABLES SECTOR - 3.3%
	Household/Personal Care - 3.3%
1,575,000	Amorepacific Corp. (South Korea) (b)	121,684,035
187,000	LG Household & Health Care Ltd. (South Korea) (b)	124,588,414
		246,272,449
ELECTRONIC TECHNOLOGY SECTOR - 3.9%
	Telecommunications Equipment - 3.9%
7,350,000	Samsung Electronics Co. Ltd. (South Korea) (b)	287,766,125
	Total preferred stocks (cost $505,284,116)	629,738,045
	Total long-term investments (cost $6,132,067,650)	6,947,295,766

Principal Amount
SHORT-TERM INVESTMENTS - 7.6% (a)
	Bank Deposit Account - 4.9%
$ 369,228,066	U.S. Bank N.A., 1.60% ^	369,228,066
	Total bank deposit account (cost $369,228,066)	369,228,066
	U.S. Treasury Securities - 2.7%
100,000,000	U.S. Treasury Bills, 1.342%, due 01/23/20 ^	99,914,250
100,000,000	U.S. Treasury Bills, 1.456%, due 02/20/20 ^	99,793,792
	Total U.S. treasury securities (cost $199,703,389)	199,708,042
	Total short-term investments (cost $568,931,455)	568,936,108
	Total investments - 100.7% (cost $6,700,999,105)	7,516,231,874

	Other assets, less liabilities - (0.7%) (a)	(49,701,349)
	TOTAL NET ASSETS - 100.0%	$7,466,530,525

*	Non-income producing security.
^	The rate shown is as of December 31, 2019.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2.  As of December 31, 2019 the aggregate value of these securities was $5,170,261,197.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt
+
Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

						Change in
	Fair Value	Gross	Gross	Realized	Unrealized	Fair Value	Dividend
Name of Issuer	as of 09/30/2019	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	as of 12/31/2019	Income
B&M European Value Retail S.A. '(Luxembourg)	$186,544,095	$ 60,539,567	$ -	$ -	$ 38,879,352	$ 285,963,014	$ 1,836,403

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2019 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2019			December 31, 2019	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/17/2020	State Street Bank and Trust Co.	1,400,000,000	British Pound	$ 1,855,376,299	1,809,696,000	U.S. Dollar	$ 1,809,696,000	$ (45,680,299)
1/17/2020	JPMorgan Chase Bank, N.A.	315,000,000	Canadian Dollar	242,601,654	240,731,273	U.S. Dollar	240,731,273	(1,870,381)
1/17/2020	The Bank of New York Mellon	655,000,000	Euro	735,509,690	732,421,000	U.S. Dollar	732,421,000	(3,088,690)
1/17/2020	The Bank of New York Mellon	1,200,000,000	Hong Kong Dollar	153,965,176	153,076,845	U.S. Dollar	153,076,845	(888,331)
1/17/2020	The Bank of New York Mellon	45,000,000,000	Japanese Yen	414,557,630	416,917,589	U.S. Dollar	416,917,589	2,359,959
1/17/2020	JPMorgan Chase Bank, N.A.	1,100,000,000	Mexican Peso	58,027,177	56,708,339	U.S. Dollar	56,708,339	(1,318,838)
1/17/2020	State Street Bank and Trust Co.	605,000,000,000	South Korea Won	523,363,881	516,806,902	U.S. Dollar	516,806,902	(6,556,979)
1/17/2020	The Bank of New York Mellon	1,500,000,000	Swedish Krona	160,286,144	156,214,201	U.S. Dollar	156,214,201	(4,071,943)
1/17/2020	JPMorgan Chase Bank, N.A.	430,000,000	Swiss Franc	444,869,172	437,498,728	U.S. Dollar	437,498,728	(7,370,444)
				$ 4,588,556,823			$ 4,520,070,877	$ (68,485,946)

FMI International Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2019, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$1,777,034,569	$---
Level 1 – Bank Deposit Account	369,228,066	---
Total Level 1	2,146,262,635
Level 2 – Common Stocks	4,540,523,152	---
Level 2 – Preferred Stocks	629,738,045	---
Level 2 – U.S. Treasury Securities	199,708,042	---
Level 2 – Forward Currency Contracts	---	2,359,959
Total Level 2	5,369,969,239	2,359,959
Level 3 -	---	---
Total Assets	7,516,231,874	2,359,959
Liabilities:
Level 2 – Forward Currency Contracts	---	(70,845,905)

Total	$7,516,231,874	$(68,485,946)

^ Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were nine forward currency contracts outstanding during the three month period ending December 31, 2019. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.